Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share based Compensation
Schedule of compensation expenses recognized for share-based awards

	For the Year Ended December 31,
	2018	2019	2020
Cost of sales	—	—	1,515
Research and development expenses	—	—	60,789
Selling, general and administrative expenses	—	—	80,491
Total	—	—	142,795

Schedule of stock option activities

			Weighted
	Number of	Weighted	Average	Aggregate
	Options	Average	Remaining	Intrinsic
	Outstanding	Exercise Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2017	45,390,000	0.10	8.33	30,411
Granted	6,250,000	0.10
Forfeited	—	—
Outstanding as of December 31, 2018	51,640,000	0.10	7.57	41,312
Granted	3,430,000	0.10
Forfeited	(310,000)	0.10
Outstanding as of December 31, 2019	54,760,000	0.10	6.73	73,926
Granted	4,224,000	0.10
Forfeited	(2,070,000)	0.10
Outstanding as of December 31, 2020	56,914,000	0.10	5.95	814,724

Schedule of options fair value assumptions

	For the Year Ended December 31,
	2018	2019	2020
Exercise price (US$)	0.10	0.10	0.10
Fair value of the ordinary shares on the date of option grant (US$)	0.77 - 0.89	0.90 - 1.45	1.35 - 1.90
Risk‑free interest rate	3.69% - 3.92%	1.98% - 3.17%	0.69% - 1.92%
Expected term (in years)	10.00	10.00	10.00
Expected dividend yield	0%	0%	0%
Expected volatility	50% - 51%	47% - 48%	45% - 46%